Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000225700 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000225700 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000225700 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225700 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225700 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225700 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225696 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000225696 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000225696 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225696 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225696 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225696 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225697 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000225697 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000225697 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225697 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225697 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225697 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225698 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000225698 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000225698 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225698 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225698 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225698 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225699 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000225699 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000225699 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225699 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225699 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225699 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225702 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225702 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000225702 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225702 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225702 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225702 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225701 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225701 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000225701 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225701 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225701 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225701 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225703 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225703 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000225703 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225703 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225703 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225703 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225704 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225704 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000225704 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225704 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225704 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225704 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225705 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000225705 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000225705 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225705 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225705 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225705 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225710 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000225710 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000225710 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000225710 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225710 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225710 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225706 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000225706 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000225706 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000225706 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225706 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225706 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225707 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000225707 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000225707 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000225707 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225707 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225707 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225708 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000225708 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000225708 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000225708 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225708 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225708 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225709 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000225709 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000225709 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000225709 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225709 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225709 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225715 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000225715 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000225715 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000225715 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225715 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225715 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225714 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000225714 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000225714 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000225714 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225714 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225714 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225713 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000225713 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000225713 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000225713 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225713 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225713 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225712 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000225712 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000225712 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000225712 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225712 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225712 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225711 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000225711 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000225711 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000225711 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225711 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225711 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225716 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000225716 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000225716 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000225716 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225716 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225716 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225717 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000225717 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000225717 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000225717 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225717 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225717 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225718 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000225718 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000225718 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000225718 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225718 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225718 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225720 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000225720 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000225720 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000225720 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225720 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225720 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225719 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000225719 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000225719 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000225719 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225719 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225719 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225721 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225721 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000225721 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000225721 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225721 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225721 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225722 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225722 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000225722 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000225722 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225722 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225722 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225723 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225723 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000225723 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000225723 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225723 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225723 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225724 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225724 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000225724 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000225724 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225724 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225724 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225725 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225725 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000225725 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000225725 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225725 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225725 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225726 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225726 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000225726 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000225726 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225726 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225726 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225727 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225727 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000225727 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000225727 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225727 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225727 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225728 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225728 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000225728 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000225728 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225728 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225728 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225730 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225730 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000225730 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000225730 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225730 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225730 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225729 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225729 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000225729 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000225729 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225729 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225729 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225735 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225735 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000225735 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000225735 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225735 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225735 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225731 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225731 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000225731 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000225731 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225731 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225731 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225732 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225732 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000225732 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000225732 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225732 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225732 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225733 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225733 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000225733 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000225733 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225733 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225733 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225734 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225734 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000225734 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000225734 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225734 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225734 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225689 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225689 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225689 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000225689 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225689 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225686 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225686 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225686 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000225686 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225686 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225687 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225687 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225687 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000225687 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225687 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225687 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225688 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225688 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225688 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000225688 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225688 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225690 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225690 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225690 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000225690 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225690 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225690 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225692 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225692 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225692 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000225692 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225692 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225692 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225693 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225693 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225693 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000225693 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225693 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225693 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225695 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225695 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225695 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000225695 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225695 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225695 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225694 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225694 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225694 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000225694 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225694 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225694 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225691 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225691 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000225691 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000225691 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225691 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225691 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000266192 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000266192 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000266192 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000266192 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000266192 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266192 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266193 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000266193 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000266193 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000266193 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000266193 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266193 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266194 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000266194 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000266194 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000266194 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000266194 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266194 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266196 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000266196 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000266196 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000266196 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000266196 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266196 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266195 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000266195 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000266195 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000266195 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000266195 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266195 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014670 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000014670 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014670 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014670 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000014670 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014670 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153102 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000153102 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000153102 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153102 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000153102 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153102 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014690 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000014690 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000014690 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014690 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000014690 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014690 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153106 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000153106 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000153106 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000153106 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153106 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153106 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014689 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000014689 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000014689 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000014689 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014689 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153105 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000153105 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000153105 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000153105 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153105 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153105 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014688 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000014688 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000014688 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000014688 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014688 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153104 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000153104 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000153104 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000153104 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153104 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153104 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014687 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000014687 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000014687 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153103 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000153103 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153103 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014683 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000014683 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000014683 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014683 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014683 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014683 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014685 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000014685 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000014685 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014685 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014685 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014685 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014684 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000014684 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000014684 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014684 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014684 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014684 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088020 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000088020 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000088020 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000088020 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088020 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088020 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014686 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000014686 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000014686 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014686 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014686 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191058 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000191058 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000191058 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191058 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191058 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191058 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064316 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064316 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000064316 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064316 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064316 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064316 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064317 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064317 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000064317 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064317 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064317 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064317 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064318 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064318 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000064318 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064318 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064318 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064318 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088022 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000088022 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000088022 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000088022 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000088022 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088022 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064319 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000064319 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000064319 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064319 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064319 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064319 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191060 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000191060 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000191060 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000191060 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000191060 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191060 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014675 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000014675 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000014675 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014675 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014675 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014675 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014677 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000014677 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000014677 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014677 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014677 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014677 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014676 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000014676 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000014676 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014676 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014676 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014676 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088018 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000088018 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000088018 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000088018 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088018 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088018 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014678 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000014678 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000014678 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014678 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014678 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014678 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191056 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000191056 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000191056 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000191056 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000191056 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191056 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064323 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000064323 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000064323 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000064323 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064323 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064323 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064320 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000064320 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000064320 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000064320 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064320 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064320 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064321 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000064321 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000064321 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000064321 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064321 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064321 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088023 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000088023 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000088023 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000088023 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088023 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088023 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064322 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000064322 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000064322 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000064322 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064322 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064322 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191061 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000191061 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000191061 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000191061 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191061 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191061 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014679 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014679 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000014679 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000014679 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014679 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014679 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014681 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014681 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000014681 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000014681 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014681 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014681 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014680 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014680 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000014680 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000014680 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014680 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014680 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088019 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000088019 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000088019 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000088019 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088019 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088019 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014682 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014682 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000014682 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000014682 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014682 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014682 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191057 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000191057 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000191057 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000191057 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000191057 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191057 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064324 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000064324 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000064324 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000064324 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064324 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064324 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064325 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000064325 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000064325 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000064325 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064325 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064325 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064326 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000064326 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000064326 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000064326 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064326 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064326 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088024 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000088024 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000088024 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000088024 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088024 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088024 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064327 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000064327 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000064327 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000064327 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064327 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064327 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191062 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000191062 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000191062 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000191062 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000191062 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191062 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098234 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098234 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000098234 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000098234 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098234 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098234 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098235 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098235 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000098235 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000098235 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098235 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098235 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098236 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098236 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000098236 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000098236 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098236 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098236 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098237 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098237 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000098237 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000098237 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098237 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098237 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098238 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098238 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000098238 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000098238 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098238 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098238 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191063 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191063 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000191063 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000191063 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191063 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191063 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160243 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000160243 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000160243 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000160243 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160243 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160243 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160244 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000160244 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000160244 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000160244 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160244 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160244 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160245 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000160245 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000160245 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000160245 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160245 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160245 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160246 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000160246 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000160246 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000160246 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160246 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160246 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160247 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000160247 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000160247 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000160247 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160247 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160247 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191064 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000191064 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000191064 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000191064 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000191064 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000191064 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221889 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221889 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000221889 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221889 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221889 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221889 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221891 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221891 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000221891 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221891 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221891 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221891 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221890 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221890 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000221890 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221890 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221890 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221890 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221892 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221892 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000221892 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221892 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221892 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221892 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221888 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221888 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000221888 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221888 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221888 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221888 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221887 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221887 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000221887 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221887 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221887 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221887 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266191 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000266191 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000266191 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000266191 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266191 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266191 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266187 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000266187 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000266187 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000266187 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266187 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266187 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266188 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000266188 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000266188 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000266188 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266188 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266188 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266189 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000266189 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000266189 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000266189 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266189 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266189 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266190 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000266190 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000266190 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000266190 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266190 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266190 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000266186 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000266186 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000266186 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000266186 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266186 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266186 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%